Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

(a) Basis of Presentation and Principles of Consolidation

The consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles. The consolidated financial statements include the accounts of the Company, its subsidiaries, and its VIE and VIE subsidiaries for which the Company is the primary beneficiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

Reverse Stock Split: A one (1)-for-six (6) reverse stock split of the Company’s issued and outstanding ordinary shares was effective on July 30, 2020 (the “Reverse Stock Split”). Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the Reverse Stock Split for all periods presented, unless otherwise indicated.

Use of Estimates

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The Company’s significant estimates include its accounts receivable, fair value of stock options and warrants, valuation allowance of deferred tax assets, and other intangible assets. Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ from those estimates.

Economic, Pandemic, and Political Risks

(c) Economic, pandemic, and Political Risks

All the Company’s revenue-generating operations are conducted in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic, public health, and legal environments in the PRC, and by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks that are not typically pertaining to the companies in North America and Western Europe. These include risks associated with, among others, the political, economic, public health, and legal environments and foreign currency exchange. The Company’s financial results may be adversely affected by changes in the political, public health, and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, fiscal and monetary policies, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.

Cash and Cash Equivalents

(d) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased and cash deposits with financial institutions with original maturities of three months or less to be cash equivalents. The Company had no cash equivalents as of December 31, 2020 or 2019.

The Company maintains its cash accounts at credit worthy financial institutions and closely monitors the movements of its cash positions. As of December 31, 2020 and 2019, approximately $0.9 million and $1.5 million of cash, respectively, was held in bank accounts in the PRC.

Restricted Cash

(e) Restricted Cash

The Company also held restricted cash of $0.2 million as of December 31, 2020. The restricted fund is a time deposit served as collateral to secure a bank loan facility that matures on May 7, 2021.

Accounts Receivable, Accounts Receivable -related Parties, and Concentration of Risk

(f) Accounts Receivable, Accounts Receivable –related parties, and Concentration of Risk

In January 2020, the Company adopted ASU 2016-13, Topics 326-Credit Loss, Measurement of Credit Losses on Financial Instruments, which replaces the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (CECL) methodology, as its accounting standard for its trade accounts receivable.

The adoption of the credit loss accounting standard has no material impact on the Company’s consolidated financial statements as of January 1, 2020. Accounts receivable are recognized and carried at carrying amount less an allowance for credit loss, if any. The Company maintains an allowance for credit losses resulting from the inability of its customers to make required payments based on contractual terms. The Company reviews the collectability of its receivables on a regular and ongoing basis. The Company has also included in calculation of allowance for credit losses, the potential impact of the COVID-19 pandemic on our customers businesses and their ability to pay their accounts receivable. After all attempts to collect a receivable have failed, the receivable is written off against the allowance. The Company also considers external factors to the specific customer, including current conditions and forecasts of economic conditions, including the potential impact of the COVID-19 pandemic. In the event the Company recovers amounts previously reserved for, the Company will reduce the specific allowance for credit losses. The balance of allowance for credit loss for the year ended December 31, 2020 has increased approximately $14.0 million from the year ended December 31, 2019.

The Company evaluates the creditworthiness of all of its customers individually before accepting them and continuously monitors the recoverability of accounts receivable. If there are any indicators that a customer may not make payment, the Company may consider making provision for non-collectability for that particular customer. At the same time, the Company may cease further sales or services to such customer. The following are some of the factors that the Company considers in determining whether to discontinue sales, record as contra revenue or allowance for credit losses:

●	the customer fails to comply with its payment schedule;
●	the customer is in serious financial difficulty;
●	a significant dispute with the customer has occurred regarding job progress or other matters;
●	the customer breaches any of the contractual obligations;
●	the customer appears to be financially distressed due to economic or legal factors;
●	the business between the customer and the Company is not active; and
●	other objective evidence indicates non-collectability of the accounts receivable.

The Company considers the following factors when determining whether to permit a longer payment period or provide other concessions to customers:

●	the customer’s past payment history;
●	the customer’s general risk profile, including factors such as the customer’s size, age, and public or private status;
●	macroeconomic conditions that may affect a customer’s ability to pay; and
●	the relative importance of the customer relationship to the Company’s business.

Accounts receivable as at December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
Accounts Receivable	$12,359,619	$9,611,788
Allowance for credit losses	(8,095,362)	(4,685,707)
Accounts Receivable, net	$4,264,257	$4,926,081
Accounts Receivable - related parties	$12,017,651	$10,862,238
Allowance for credit losses	(9,098,436)	(2,128,975)
Accounts Receivable - related parties, net	$2,919,215	$8,733,263
Non-current Accounts Receivable	$3,013,532	$1,804,189
Non-current credit losses	(1,174,302)	(156,080)
Non-current Accounts Receivable, net	$1,839,230	$1,648,109
Non-current Accounts Receivable - related parties	$4,172,502	$4,035,831
Non-current Allowance for credit losses - related parties	(2,849,306)	(241,882)
Non-current Accounts Receivable - related parties, net	$1,323,196	$3,793,949

The normal credit term is ranging from 1 month to 3 months after the customers’ acceptance of hardware or software, and completion of services. However, because of various factors of business cycle, the actual collection of outstanding accounts receivable may be beyond the normal credit terms.

In accordance with ASC 210-10-45, the non-current accounts receivable and non-current accounts receivable-related parties represent the amounts that the Company does not reasonably expect to be realized during the normal operating cycle of the Company. Considering the limited operating history with the customers and Taoping Alliance members, in accordance with ASC 210-10-45, the operating cycle of the Company is not identifiable. Therefore, the Company uses one-year time period as the basis for the separation of current and non-current assets.

The allowance for credit losses at December 31, 2020 and 2019, totaled approximately $21.2 million and $7.2 million, respectively, representing management’s best estimate. The following table describes the movements for allowance for credit losses during the years ended December 31, 2020 and 2019.

Balance at January 1, 2019	$3,683,842
Increase in allowance for credit losses	3,576,669
Foreign exchange difference	(47,867)
Balance at December 31, 2019	$7,212,644
Increase in allowance for credit losses	13,528,638
Foreign exchange difference	476,124
Balance at December 31, 2020	$21,217,406

Advances to Suppliers	(g) Advances to Suppliers Advances to suppliers represent cash deposits for the purchase of inventory items including but not limited to super-computing server machines from suppliers.
Advances from Customers and Related Parties

(h) Advances from Customers and Related Parties

Advances from customers and related parties represent cash received from customers and related parties as advance payments for the purchases of the Company’s products and services.

Fair Value and Fair Value Measurement of Financial Instruments

(i) Fair Value and Fair Value Measurement of Financial Instruments

Management has estimated that carrying amounts reported in the consolidated balance sheets for cash, accounts receivable, accounts receivable – related party, advances to suppliers, loan receivable - related party, other current assets, accounts payable, other payables and accrued expenses, income taxes payable, convertible note payable, net, and due to related parties approximate their fair market value based on the short-term maturity of these instruments.

Fair Value Accounting

(j) Fair Value Accounting

Financial Accounting Standards Board (FASB) Accounting Standards Codifications (ASC) 820-10 “Fair Value Measurements and Disclosures”, establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). As required by FASB ASC 820-10, assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy under FASB ASC 820-10 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

On January 1, 2020, the Company adopted ASU 2018-13,” Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement.” The adoption of the disclosure requirements for Fair Value Accounting has no material impact on the Company’s consolidated financial statements.

Inventories, Net

(k) Inventories, net

Inventories are valued at the lower of cost (weighted average basis) or net realizable value. Net realizable value is the expected selling price in the ordinary course of business minus any costs of completion, disposal, and transportation to make the sale.

The Company performs an analysis of slow-moving or obsolete inventory periodically and any necessary valuation reserves, which could potentially be significant, are included in the period in which the evaluations are completed. Any inventory impairment results in a new cost basis for accounting purposes.

Property, Equipment and Software, Net

(l) Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated amortization and depreciation. Amortization and depreciation is provided over the assets’ estimated useful lives, using the straight-line method. Estimated useful lives of property, equipment and software are as follows:

Office buildings	20-50 years
Plant and machinery	3-20 years
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	5 years

Maintenance and repairs costs are expensed as incurred, whereas significant renewals and betterments are capitalized.

Intangible Assets, Net

(m) Intangible assets, net

Intangible assets represent technology, and software development costs and trademarks acquired by the Company through business acquisition.

Intangible assets are stated at acquisition fair value or cost less accumulated amortization, and amortized using the straight-line method over the following estimated useful lives:

Software development costs	3-5 years
Trademarks	5 years

Long-term Investment

(n) Long-term investment.

The Company’s long-term investment consists of equity investments without readily determinable fair value. The Company adopted ASU No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”), codified in ASC Topic 321, Investments—Equity Securities (“ASC 321”), from January 1, 2018. Pursuant to ASC 321, equity investments, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Significant judgments are required to determine (i) whether observable price changes are orderly transactions and identical or similar to an investment held by the Company; and (ii) the selection of appropriate valuation methodologies and underlying assumptions, including expected volatility and the probability of exit events as it relates to liquidation and redemption features used to measure the price adjustments for the difference in rights and obligations between instruments.

For equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment considering impairment indicators to evaluate whether investments are impaired at each reporting date. Impairment indicators considered include, but are not limited to, a significant deterioration in the earnings performance or business prospects of the investee, including factors that raise significant concerns about the investee’s ability to continue as a going concern, a significant adverse change in the regulatory, economic, or technologic environment of the investee and a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in net income equal to the difference between the carrying value and fair value.

Convertible Promissory Note

(o) Convertible promissory note

The Company determines the appropriate accounting treatment of its convertible debts in accordance with the terms in relation to conversion features. After considering the impact of such features, the Company may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the guidance described under ASC 815 Derivatives and Hedging and ASC 470 Debt. The debt discount, if any, together with related issuance cost are subsequently amortized as interest expense over the period from the issuance date to the earliest conversion date or stated redemption date. The Company presented the issuance cost of debt in the balance sheet as a direct deduction from the related debt.

Impairment of Long-lived Assets

(p) Impairment of Long-Lived Assets

Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. It is reasonably possible that these assets could become impaired as a result of technology or other industry changes. Recoverability of assets to be held and used is determined by comparing their carrying amount with their expected future net undiscounted future cash flows from the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by how much the carrying amount exceeds the fair value of the assets. There were no impairment charges for the years ended December 31, 2020, 2019 and 2018. Assets held for disposal, if any, are reported at the lower of the carrying amount or fair value less costs to sell.

Revenue Recognition

(q) Revenue Recognition

Beginning January 1, 2018, the Company has adopted the ASU 2014-09, Topic 606, “Revenue from Contracts with Customers” and its related amendments (collectively referred to as “ASC 606”) as its new revenue recognition accounting policy that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The adoption of the new revenue recognition standard has no material impact on the Company’s consolidated financial statements for any periods prior to 2018. Therefore prior period amounts are not adjusted.

The Company generates its revenues primarily from three sources: (1) product sales, (2) software sales, and (3) other sales. Revenue is recognized when obligations under the terms of a contract with our customers are satisfied; and generally occurs upon delivery of the goods and services.

Revenue-Products

Product revenues are generated primarily from the sale of Cloud-Application-Terminal based digital ads display terminals with integrated software essential to the functionality of the hardware to our customers (inclusive of related parties) and high-end data storage servers. Although manufacturing of the hardware has been outsourced to the Company’s Original Equipment Manufacturer (OEM) suppliers, the Company has acted as the principal of the contract. The Company recognized the hardware sales at the point of delivery. The Company has indicated that it may from time to time provide future unspecified software upgrades to the hardware products’ essential software, which is expected to be infrequent and, free of charge. Non-software service is mainly the one-time training session provided to the customer to familiarize them with the software operation upon the customer’s initial introduction to the software platform. The costs of providing infrequent software upgrade and training provided to the customer for familiarizing the software operations are de minimis. As a result, the Company does not allocate transaction price to software upgrade and customer training. Product sales are classified as “Revenue-Products” on the Company’s consolidated statements of operations.

Revenue-Software

Customers in the private sector contract the Company to design and develop software products specifically customized for their needs for a fixed price. Software development projects usually include developing software, integrating various isolated software systems into one, and testing the system. The design and build services, together with the integration of the various elements, are generally determined to be essential to the functionality of the delivered software. The contracted price is usually paid in installments based on progression of the project or at the delivery of the software. The Company usually provides non-software services including after-sale support, technical training. The technical training only occurs at the introduction of the software. The software is highly specialized and stable, after-sale support and subsequent upgrade or enhancement are infrequent. The Company has estimated the costs associated with the non-software performance obligations and concludes that these obligations are de minimis to the overall contract. Therefore, the Company does not further allocate transaction price.

The Company usually completes the customized software contracts less than 12 months and recognizes the revenue at the point of delivery because the Company does not have an enforceable right to payment for performance completed to date. Revenues from software development contracts are classified as “Revenue-Software” on the Company’s consolidated statements of operations.

Revenue-Other

The Company also reports other revenue which comprises revenue generates from System upgrade and technical support services, platform service fee, advertising revenue, and rental income.

System upgrade and technical support revenue is recognized when performance obligations are satisfied upon completion of the services. Platform service fee is charged based on number of the display terminals used by the customers or a percentage of advertising revenue generated by the display terminals. Platform service revenue is recognized on a monthly basis over the contract period.

The Company recognizes new media advertising revenue upon transferring services for delivering the advertisements as contracted with customers, who rent advertising slots on vehicular display terminals for an agreed upon transaction price. New media advertising revenue is recognized over period of time.

On January 1, 2019, the Company adopted ASC 842 – Leases that requires lessor to identify the underlying assets and allocate rental income among considerations in lease and non-lease components. Upon adoption, the Company will recognize a lease liability and corresponding right-to-use asset based on the present value of minimum lease payments. The effects on the results of operations are not expected to be significant, as recognition and measurement of expenses and cash flows for leases will be substantially the same under the new standard. Therefore, prior period amounts are not adjusted. The Company owns two units of office space renting out to a third party and a related party under non-cancelable operating lease agreements with lease terms of six years starting from May 1, 2016 and three years starting from July 1, 2019, respectively. The lease agreements have fixed monthly rental payments, and no non-lease component or option for lessees to purchase the underlying assets. The Company collects monthly rental payments from the lessees, and has generated approximately $405,000 and $420,000 rental income for the years ended December 31, 2020, and 2019, respectively.

Annual minimum lease payments to be received in the next 5 years:

2021	378,940
2022	136,452
Total	515,392

Contract balances

The Company records advances from customers when cash payments are received or due in advance of our performance. For the year ended December 31, 2020, 2019 and 2018, the Company recognized revenue of approximately $256,000, $335,000 and $1,290,000, respectively, that was included in the advances from customers balance at the beginning of each reporting period.

Practical expedients and exemptions

The Company generally expenses sales commissions if any incurred because the amortization period would have been one year or less. In many cases, the Company is approached by customers for customizing software products for their specific needs without incurring significant selling expenses.

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

Treasury Stock

(r) Treasury Stock

The Company repurchases its ordinary shares from time to time in the open market and holds such shares as treasury stock. The Company applies the “cost method” and presents the cost to repurchase such shares as a reduction in equity.

Stock-based Compensation

(s) Stock-based compensation

The Company applies ASC No. 718, “Compensation-Stock Compensation”, which requires that share-based payment transactions with employees, such as share options, be measured based on the grant date fair value of the equity instrument and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

The Company adopted ASU 2018-07, Compensation-Stock Compensation (Topic: 718): Improvements to Nonemployee Share-Based Payment Accounting on January 1, 2019, to account for stock-based compensation to goods and services provided by the third parties. The fair value of the equity awards to nonemployee are measured on the grant day. Under this guidance, compensation cost related to nonemployee share options or similar equity instruments is recognized in the same period and in the same manner (i.e. capitalize or expense) the entity would if it paid cash for the goods or services. The Company’s adoption of ASU 2018-07 has no material impact to the Company’s consolidated financial statements, nor requirement for cumulative adjustment in retained earnings or other components of equity or net assets.

During the year ended December 31, 2020, 2019, and 2018, the Company recognized approximately $744,000, $580,000 and $629,000, respectively, of stock-based compensation expense.

Foreign Currency Translation

(t) Foreign Currency Translation

The functional currency of the US and BVI companies is the United States dollar. The functional currency of the Company’s Hong Kong subsidiaries is the Hong Kong dollar.

The functional currency of the Company’s wholly-owned PRC subsidiaries and its VIE is the Chinese Renminbi Yuan, (“RMB”). RMB is not freely convertible into foreign currencies. The Company’s PRC subsidiaries’ and their VIE’s financial statements are maintained in the functional currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet date. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Exchange gains or losses arising from foreign currency transactions are included in the determination of net loss for the respective periods.

For financial reporting purposes, the financial statements of the Company have been translated into United States dollars. Assets and liabilities are translated at exchange rates at the balance sheet dates, revenue and expenses are translated at average exchange rates, and equity is translated at historical exchange rates. Any resulting translation adjustments are not included in determining net income but are included in other comprehensive loss, a component of equity.

The exchange rates adopted are as follows:

	December 31, 2020	December 31, 2019
Year-end RMB to US$ exchange rate	6.5377	6.9692
Average yearly RMB to US$ exchange rate	6.9044	6.9072

The average yearly RMB to US$ exchange rate adopted for the year ended December 31, 2018 was 6.8787.

No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at the rates used in translation.

Research & Development Expenses

(u) Research & Development Expenses

The Company follows the guidance in FASB ASC 985-20, Cost of Software to Be Sold, Leased or Marketed, regarding software development costs to be sold, leased, or otherwise marketed.

FASB ASC 985-20-25 requires research and development costs for software development to be expensed as incurred until the software model is technologically feasible. Technological feasibility is established when the enterprise has completed all planning, designing, coding, testing, and identification of risks activities necessary to establish that the product can be produced to meet its design specifications, features, functions, technical performance requirements. A certain amount of judgment and estimation is required to assess when technological feasibility is established, as well as the ongoing assessment of the recoverability of capitalized costs. The Company’s products reach technological feasibility shortly before the products are released and sold to the public. Therefore research and development costs are generally expensed as incurred.

Subsidy Income

(v) Subsidy Income

Subsidy income mainly represents income received from various local governmental agencies in China for developing high technology products in the fields designated by the government as new and highly innovative. The Company has no continuing obligation under the subsidy provision. The Company recognizes subsidy income upon receipt of official grant notice from local government authorities.

Sales, Use, Other Value-added Taxes, and Income Taxes

(w) Sales, use, other value-added taxes, and income taxes

Revenue is recorded net of applicable sales, use, and value-added taxes.

Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as non-current in the financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion, or all of, the deferred tax assets will not be realized. The Company classifies interest and/or penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

The Company applies the provisions of ASC No. 740 “Income Taxes” (“ASC 740”), which clarifies the accounting for uncertainty in income taxes recognized by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides accounting guidance on de-recognition, classification, interest and penalties, and disclosure.

Discontinued Operations

(x) Discontinued Operations

The Company follows “ASU 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” for reporting discontinued operations. Under the revised standard, a discontinued operation must represent a strategic shift that has or will have a major effect on an entity’s operations and financial results. Examples could include a disposal of a major line of business, a major geographical area, a major equity method investment, or other major parts of an entity. The revised standard also allows an entity to have certain continuing cash flows or involvement with the component after the disposal. Additionally, the standard requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations.

Segment Reporting

(y) Segment reporting

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

ASC 280, Disclosures about Segments of an Enterprise and Related Information establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise which engage in business activities from which they may earn revenues and incur expenses, and about which separate financial information is available that is evaluated regularly by the chief operating decision-maker, or decision-making group, in deciding how to allocate resources and in assessing performance. Reportable segments are defined as an operating segment that either (a) exceeds 10% of revenue, or (b) reported profit or loss in absolute amount exceeds 10% of profit of all operating segments that did not report a loss or (c) exceeds 10% of the combined assets of all operating segments.

The Company report financial and operational information in the following two segments:

(1)	Cloud-based Technology (CBT) segment — The CBT segment is our current and future focus of corporate development. It includes the Company’s cloud-based products, high-end data storage servers. and related services sold to private sectors including new media, healthcare, education, and residential community management, and among other industries and applications. In this segment, the Company generates revenues from the sales of hardware and software total solutions with proprietary software and content as well as from designing and developing software products specifically customized for private sector customers’ needs for a fixed price. As a result of COVID-19 pandemic, city lockdowns, travel restrictions, and other preventive measures had negatively impacted on the China out-of-home advertising business and significantly dampened customers’ demand for ads display terminals. Nevertheless, mandatory home stays and work from remote locations triggered a steep surge in on-line gaming, on-line shopping, on-line entertainment, and electronic communication, and created a great demand for high-end data storage servers to accommodate internet information transmission. The Company has stabilized supply chains for the high-end data storage server to meet market demands supplementing the declining revenue from ads display terminals and included the revenue and cost of revenue of high-end data storage servers in the CBT segment.

(2)	Traditional Information Technology (TIT) segment — The TIT segment includes our project-based technology products and services, including Digital Public Security Technology (DPST) and Multi-screen Digital Display Systems (MDDS). In this segment, we generate revenues from the sales of software and systems integration services.

Reclassifications

(z) Reclassifications

Certain prior period amounts have been reclassified to be comparable to the current period presentation. This reclassification has no effect on previously reported net assets or net income (loss).

Recent Accounting Pronouncements

(y) Recent Accounting Pronouncements

In January 2020, the FASB issued ASU No. 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the FASB Emerging Issues Task Force)(“ASU 2020-01”), which clarifies the interactions of the accounting for certain equity securities under ASC 321, investments accounted for under the equity method of accounting in ASC 323, and the accounting for certain forward contracts and purchased options accounted for under ASC 815. ASU 2020-01 could change how an entity accounts for (i) an equity security under the measurement alternative and (ii) a forward contract or purchased option to purchase securities that, upon settlement of the forward contract or exercise of the purchased option, would be accounted for under the equity method of accounting or the fair value option in accordance with ASC 825. These amendments improve current U.S. GAAP by reducing diversity in practice and increasing comparability of the accounting for these interactions. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 31, 2020. Early adoption is permitted. The Company is currently in the process of evaluating the of adopting ASU 2020-01 on its consolidated financial statements and related disclosure.

In August 2020, the FASB issued ASU No. 2020-06 (“ASU 2020-06”) “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity.” ASU 2020-06 will simplify the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. ASU 2020-06 also amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions and is effective for public business entities fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. The Company is currently evaluating the effect of the adoption of ASU 2020-06 on the consolidated financial statements. The effect will largely depend on the composition and terms of the financial instruments at the time of adoption.

In January 2021, the FASB issued ASU No. 2021-01 (“ASU 2021-01”) “Reference Rate Reform (Topics 848). ASU 2021 -01 clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. Amendments in this Update to the expedients and exceptions in Topic 848 capture the incremental consequences of the scope clarification and tailor the existing guidance to derivative instruments affected by the discounting transition. ASU 2021-01 is effective immediately for all entities. Adoption of ASU 2021-01 is not expected to have material impact on the consolidated financial statements.

The Company has considered all other recently issued accounting pronouncements and does not believe that the adoption of such pronouncements will have a material impact on the consolidated financial statements.